EQUITY (Details Narrative) - USD ($)				6 Months Ended	9 Months Ended	12 Months Ended
		Oct. 23, 2023	Jun. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						Unlimited	Unlimited
Common stock, par value				$ 0		$ 0	$ 0
Common stock, shares issued	[1]			551,503		551,503	551,503
Common stock, shares outstanding	[1]			551,503		551,503	551,503
Stockholders equity reverse stock split		4:1
Number of warrants share exercise price						676,663
Warrant sterm						5 years
Stock issued during period shares new issues						401,471
Payments of Stock Issuance Costs							$ 136,623
Payments for repurchase of warrants			$ 544,164
Deemed dividend					$ 543,234		543,234
Fair value adjustments of warrants			$ 930				(22,570)
Percentage issued and outstanding for common stock						10.00%
Expected term						10 years
Aggregate intrinsic value of warrants outstanding
Exercise price range, minimum						$ 8.88
Exercise price range, maximum						$ 88.80
Aggregate intrinsic value of warrants outstanding						5 years 7 months 6 days
Recognized share-based payment expense							$ 318
Incentive Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			4.21%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			3 years 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			137.62%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Finder Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			3.68%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			128.81%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Warrant Exercise Incentive Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants share exercise price				253,966			253,966
Stock issued during period shares new issues			68,353
Shares Issued, Price Per Share			$ 11.44		$ 11.44
Proceeds from Issuance of Common Stock			$ 781,953
Net proceeds			645,330
Payments of Stock Issuance Costs			$ 62,556
Number of warrants			5,470
Value of incentive warrants			$ 449,005
Value of finders warrants			35,919
Legal Fees			$ 74,066
Warrant Exercise Incentive Program [Member] | Incentive Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant sterm				5 years			5 years
Price per share				$ 18.00			$ 18.00
Warrant Exercise Incentive Program [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price							50.40
Warrant Exercise Incentive Program [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price							$ 11.44

[1]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split.